Derivatives - Fair value of assets and liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Fair value of derivative assets	$ 13,390	$ 15,053	$ 13,765
Fair value of derivative liabilities	3,806	7,592	14,021
Designated as hedges
Derivatives
Fair value of derivative assets			172
Fair value of derivative liabilities	302	3,334
Designated as hedges | Coffee futures contracts | Derivative assets
Derivatives
Fair value of derivative assets			172
Designated as hedges | Coffee futures contracts | Derivative liabilities
Derivatives
Fair value of derivative liabilities	$ 302	3,334
Not designated as hedges
Derivatives
Fair value of derivative assets		15,053	13,593
Fair value of derivative liabilities		4,258	14,021
Not designated as hedges | Forward sales contracts | Derivative assets
Derivatives
Fair value of derivative assets		15,053	13,593
Not designated as hedges | Forward purchase contracts | Derivative liabilities
Derivatives
Fair value of derivative liabilities		$ 4,258	$ 14,021